BASIS OF PREPARATION AND PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS	6 Months Ended
Jun. 30, 2026
Basis for preparation and presentation of the financial statements [Abstract]
BASIS OF PREPARATION AND PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS	BASIS OF PREPARATION AND PRESENTATION OF THE INTERIM FINANCIAL STATEMENTS
The Company’s interim financial statements has been prepared in accordance with IAS 34 – Interim Financial Reporting, issued by the International Accounting Standards Board (“IASB”).
This information does not include all requirements for the presentation of annual financial statements and is presented along with information and significant changes occurred during the period, without the level of detail of certain notes previously disclosed. In Management’s opinion, this presentation provides sufficient understanding of the Company’s financial position and performance during the interim period.
The Company’s interim financial statements has been prepared in Brazilian reais (R$), which is the functional and presentation currency. All currencies stated herein are expressed in thousands, unless otherwise stated.
The Company mainly operates through its aircraft and other assets that support flight operations, which comprise its cash-generating unit (CGU) and its only reportable segment: air transport.
The preparation of the Company’s interim financial statements requires Management to exercise judgments and make estimates and assumptions that affect the reported amounts of assets, liabilities, income and expenses. However, the uncertainty inherent in these judgments, estimates and assumptions may give rise to results that require significant adjustments to the carrying amounts of assets, liabilities, income and expenses in future years.
The interim financial statements has been prepared on a historical cost basis.

3.1Approval and authorization for issue of the interim financial statements
This interim financial statements was approved and authorized for issue at the Board of Directors’ meeting held on August 6, 2026.